LEASES - Lessor - Net investment in direct financing and sales-type leases (Details) ¥ in Thousands, $ in Thousands			12 Months Ended
	Oct. 01, 2019 CNY (¥)	Oct. 01, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Lessor, Lease, Description [Line Items]
Interest income from direct financing and sales-type leases			¥ 85,285	$ 13,071	¥ 106,040	¥ 94,172
Net investment in direct financing and sales-type leases
Total minimum lease payments receivable			1,296,869		1,693,161		$ 198,754
Minimum lease payments receivable			1,296,869		1,693,161		198,754
Less: Allowance for credit losses			(14,296)		(11,014)		(2,191)
Net minimum lease payments receivable			1,282,573		1,682,147		196,563
Less: Unearned income			(137,768)		(205,524)		(21,114)
Net investment in financing leases			1,144,805		1,476,623		175,449
Current portion			497,127		483,363		76,188
Non-current portion			¥ 647,678		¥ 993,260		$ 99,261
Minimum
Lessor, Lease, Description [Line Items]
Direct financing lease term of contract			2 years				2 years
Sales-type lease term of contract			2 years				2 years
Maximum
Lessor, Lease, Description [Line Items]
Direct financing lease term of contract			10 years				10 years
Sales-type lease term of contract			10 years				10 years
ASU 2016-13
Net investment in direct financing and sales-type leases
Less: Allowance for credit losses			¥ (14,296)				$ (2,191)
ASU 2016-13 | Cumulative effect of accounting change
Lessor, Lease, Description [Line Items]
Adoption of ASU2016-13	¥ 5,065	$ 776